Financial Instruments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Deferred net gains (losses) on derivative instruments in accumulated other comprehensive income (loss) that is expected to be reclassified as earnings during the next twelve months	¥ 1,092
Fair Value Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional principal amount of derivatives	¥ 638